U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income
Other income	$ 273	$ 721	$ 748
Expense
Interest expense	3,217	993	2,015
Other expense	1,398	1,207	1,833
Income before income taxes and equity in undistributed income of subsidiaries	7,301	10,166	6,051
Applicable income taxes	1,463	2,181	1,066
Net income (loss) attributable to U.S. Bancorp	5,825	7,963	4,959
Parent Company [Member]
Income
Interest from subsidiaries	119	112	172
Other income	31	46	85
Total income	5,005	7,160	1,781
Expense
Interest expense	505	348	433
Other expense	162	154	140
Total expense	667	502	573
Income before income taxes and equity in undistributed income of subsidiaries	4,338	6,658	1,208
Applicable income taxes	(138)	(53)	(78)
Income of parent company	4,476	6,711	1,286
Equity in undistributed income of subsidiaries	1,349	1,252	3,673
Net income (loss) attributable to U.S. Bancorp	5,825	7,963	4,959
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	4,750	7,000	1,500
Nonbank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	$ 105	$ 2	$ 24